SUBORDINATED LIABILITIES (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of subordinated liabilities [text block] [Abstract]
Expected cash outflow on redemption or repurchase of puttable financial instruments	[1]	£ (2,256)	£ (1,008)

[1]	The repurchases and redemptions resulted in cash outflows of 2,256 million (2017: 1,008 million).